INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 42,763	$ 35,378
Accumulated amortization	28,282	25,911
Intangible assets, net	14,481	9,467
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	32,946	25,561
Accumulated amortization	$ 18,465	16,139
Weighted average amortization period (years)	8 years 6 months
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,817	$ 9,772
Weighted average amortization period (years)	5 years 9 months 18 days